PPP Loan (Detail Narrative) - USD ($)		6 Months Ended	12 Months Ended
	May 02, 2020	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Proceeds from paycheck protection program loan	$ 38,665
Outstanding balance	38,827
Debt principal amount	38,665
Accrued interest	$ 162
Interest rate	1.00%		8.00%
Debt Maturity	May 01, 2022	Apr. 30, 2020	Apr. 30, 2020